UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [x ]; Amendment Number: 1
This Amendment (Check only one.): [x ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        02/23/2011
Report Type (Check only one.):
                               [x ]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      587849
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    19852    61545 SH       SOLE                    61545
Akamai Technologies             COM             00971T101    17811   378545 SH       SOLE                   378545
Amazon.com                      COM             023135106    21129   117384 SH       SOLE                   117384
BOEING CO                       COM             097023105    16452   252099 SH       SOLE                   252099
Bemis Co                        COM             081437105    18310   560629 SH       SOLE                   560629
Berkshire Hathaway CL B         COM             084670702    16199   202208 SH       SOLE                   202208
Cardinal Health                 COM             14149Y108    18236   476015 SH       SOLE                   476015
CATERPILLAR INC DEL             COM             149123101    20551   219425 SH       SOLE                   219425
Cliffs Natural Resources        COM             18683K101    21436   274785 SH       SOLE                   274785
ConocoPhillips                  COM             20825C104    21564   316652 SH       SOLE                   316652
Salesforce.com                  COM             79466L302    22328   169155 SH       SOLE                   169155
DuPont E.I. de Nemours          COM             263534109    19039   381695 SH       SOLE                   381695
Dow Chemical Co                 COM             260543103    21058   616801 SH       SOLE                   616801
DIRECTV GROUP INC               COM             25490A101    17741   444314 SH       SOLE                   444314
EMC Corporation                 COM             268648102    19727   861448 SH       SOLE                   861448
Eaton Corp                      COM             278058102    21328   210112 SH       SOLE                   210112
Ford Motor Co                   COM             345370860    22687  1351198 SH       SOLE                  1351198
Genworth Financial Inc          COM             37247D106    18209  1385768 SH       SOLE                  1385768
Home Depot                      COM             437076102    19077   544120 SH       SOLE                   544120
JDS Uniphase Corp               COM             46612J507    21175  1462355 SH       SOLE                  1462355
Marathon Oil Corp               COM             565849106    19720   532539 SH       SOLE                   532539
Micron Technology Inc           COM             595112103    19207  2394851 SH       SOLE                  2394851
ORACLE CORP                     COM             68389X105    20801   664563 SH       SOLE                   664563
MetroPCS Communications         COM             591708102    20622  1632765 SH       SOLE                  1632765
Pioneer Natural Resources CompanCOM             723787107    23831   274485 SH       SOLE                   274485
Regions Financial Corp          COM             7591EP100    15046  2149405 SH       SOLE                  2149405
Sara Lee                        COM             803111103    20044  1144715 SH       SOLE                  1144715
Sysco Corp                      COM             871829107    17360   590465 SH       SOLE                   590465
Walgreen                        COM             931422109    21082   541124 SH       SOLE                   541124
WAL MART STORES INC             COM             931142103    16227   300881 SH       SOLE                   300881